[The American Funds Group(r)]

The Income Fund of America

Semi-Annual Report for the Six Months Ended January 31, 2001

[Illustration of a man and woman walking along a path that runs through rolling hills]

The Income Fund of America(r) is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Income Fund of America seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

IFA Dividend Yield vs. Benchmarks

[Begin line chart]
IFA DIVIDEND YIELD VS. BENCHMARKS

Year-end        IFA           Average of          Average of          S&P 500
                              income funds        equity-income
                                                  funds
1/31/96         5.07          4.25                2.74                2.18
7/31/96         5.22          4.49                2.77                2.28
1/31/97         5.09          3.84                2.37                1.89
7/31/97         4.84          3.84                2.09                1.61
1/31/98         4.27          4.06                1.86                1.58
7/31/98         4.49          3.99                1.81                1.43
1/31/99         4.79          3.64                1.61                1.29
7/31/99         5.03          3.81                1.58                1.24
1/31/00         5.40          4.09                1.59                1.19
7/31/00         5.64          4.11                1.66                1.15
1/31/01         4.78          4.02                1.38                1.20

All numbers calculated by Lipper Inc.
[End chart]

The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing the month-end net asset value adjusted for capital gains.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. HIGH-YIELD BONDS ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL. INVESTING OUTSIDE THE UNITED STATES INVOLVES ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

What a difference six months makes. In our last annual report, we reported on a disappointing fiscal year in which your fund's long-term commitment to finding and holding good dividend-paying stocks was completely out of step with a market largely focused on high-priced technology stocks that paid no dividends. We indicated, however, that the new fiscal year had begun favorably.

We are pleased to report that the trend has continued in support of dividend-paying stocks. For the first six months ended January 31, 2001, The Income Fund of America (IFA) generated a total return of 11.3%. The average income fund returned 5.3%, according to Lipper Inc., while Standard & Poor's 500 Composite Index, a measure of large U.S. stocks, lost 4.0%. Lehman Brothers Aggregate Bond Index, a broad measure of the bond market, returned 8.1%. Price gains by many previously out-of-favor stocks in our portfolio and a strong contribution from long-term government and investment-grade corporate bond investments enabled the fund to surpass the average for its peer group and both unmanaged indexes.

WELL-ABOVE-AVERAGE INCOME
True to its mandate, IFA continued to deliver well-above-average income for the six months. The fund paid regular dividends of 20 cents a share in September and December, 2000. Also in December, the fund paid a capital gain distribution of 48 cents, or about 3% of net asset value.

Again this year our yield stood out both from the broad market and that of most income funds. As of January 31, IFA's dividend rate of 4.8% was well above the 4.0% average rate of the income funds tracked by Lipper. The fund's dividend rate was also about four times the 1.2% yield of the S&P 500.

In the wake of our good short-term news, it's also worthwhile to consider the fund's long-term results. Over the fund's 27-year lifetime, IFA has produced a compound annual total return of 13.4%, not far behind the 14.3% compound annual return of the S&P 500, even though the S&P 500 reflects only the results of large company stocks with no bonds, no income goals and no expenses. IFA's lifetime compound annual total return has far outpaced the 9.1% return of the Lehman Brothers Aggregate Bond Index over the same period.

A LOOK AT THE ECONOMY AND THE MARKET

Since the end of the last fiscal year July 31, 2000, the U.S. economy has slowed markedly. A number of stocks in the technology, media and telecommunications sectors with high relative valuations have either reported disappointing earnings or issued profit warnings and suffered large price declines. Many Internet start-up companies have gone bankrupt. A number of companies across a wide range of industries have announced large layoffs. In response to a sharp fall-off in industrial activity and declining consumer confidence, the Federal Reserve Board has lowered the federal funds rate - a key short-term interest rate - twice in January and left open the possibility of further cuts.

DIVIDENDS REMAIN IMPORTANT

In this environment, IFA's results were helped by the fund's emphasis on dividend-paying companies that typically hold up well in a market downturn and its relatively small exposure to technology, telecommunications and media companies, the industries that suffered the greatest declines. For example, let's look at the recent major stock market decline that began on March 24, 2000. As of March 2, 2001, the S&P 500 lost 18.3% and the technology-heavy Nasdaq lost 57.3%, while IFA rose 14.4%. As technology and Internet stocks led the descent, many investors turned to more stable dividend-paying companies whose stocks had been neglected in recent years. Many people relearned the lesson that income is an important concept in investing.

WHICH INDUSTRIES HELPED AND WHICH HURT

IFA was helped by its holdings in banking and insurance companies, retailers, utilities, energy companies, paper and forest product manufacturers, and real estate investment trusts.

Most of these stocks provide a high level of dividends that help IFA meet its income goal. In addition, companies in the financial, retailing and utility sectors have typically done well on the prospect of declining interest rates.

Among our ten largest companies, this environment benefited May Department Stores (+69.5%), First Union (+28.3%) and Household International (+29.9%).

Electric utility stocks, our largest industry position, made a strong contribution as a result of rising demand and prices for electricity. IFA avoided equity investments in California electric utilities, where regulatory changes made several years ago are now causing severe dislocations in the market. IFA's only investments in California are several municipal bonds, which are not in default and, we believe, will be paid in full. Notable contributors to the fund's results included American Electric Power (+33.0%), Dominion Resources (+33.4%) and Exelon (formerly PECO Energy) (+29.5%). In general, the electric utility industry looks well positioned to benefit from tight supply and further consolidation in the foreseeable future.

Energy companies, our second largest industry holding, also did well due to higher oil prices. Texaco (+25.6%), Phillips Petroleum (+18.6%) and USX-Marathon (+14.5%) were among the standouts.

The fund's global flexibility also helped. IFA can invest up to 15% of assets outside the U.S. Contributors included Finnish paper company UPM-Kymmene (+27.1%), Hysan Development, a Hong Kong real estate firm (+39.5%) and Bank of Nova Scotia (+21.3%).

Not all of the stock portfolio prospered, however. The fund's diversified telecommunications holdings hurt results in the past six months as profit margins continued to deteriorate for long distance carriers. AT&T fell 17.5%. Media companies were depressed because of a fall-off in advertising from Internet companies as well as broader concerns about how a slowing economy would impact advertising revenues.

FIXED-INCOME CONTRIBUTION

High-quality bonds did well, led by U.S. Treasury bonds. Interest rates on the 10-year Treasury bond fell close to 1 percentage point during the six month period. (Bond prices move in the opposite direction to interest rates.) Some investment-grade corporate bonds also appreciated in price. High-yield bonds, weak during the first months of fiscal 2001, started to rally in December. The gains continued in January as the Federal Reserve's rate cuts suggested to high-yield investors that there would be adequate liquidity in the banking system to support corporate borrowing needs. For the six-month period, IFA's high-yield bond investments helped the fund meet its yield objective and deliver a positive return.

LOOKING FORWARD

On January 31, IFA had 49.4% of its assets in U.S. equity securities; 12.8% in non-U.S. equity securities, 5.0% in U.S. Treasury and other Federal Agency obligations, 21.5% in other fixed income securities and 11.3% in cash and equivalents. The current asset mix is only slightly changed from that at the beginning of the fiscal year.

The past six months demonstrate the value of investing with a long-term perspective and a focus on absolute value measures - relating a stock's price to its cash flow, focusing on a company's underlying asset value and analyzing the ratio of its stock price to dividends paid. This approach has not been popular recently, but it has demonstrated its value to patient investors in volatile and declining markets.

In December, Walter P. Stern, who has been chairman of IFA since 1994 and a director since 1975, retired from the fund. We thank Wally for his long period of meaningful contributions to the fund. Janet A. McKinley, president, was elected chairman and continues as principal executive officer. Darcy B. Kopcho, executive vice president of the fund, was elected president.

We look forward to communicating with you again in the autumn.

Cordially,

/s/ Janet A. McKinley
Janet A. McKinley
Chairman of the Board

/s/ Darcy B. Kopcho
Darcy B. Kopcho
President

March 5, 2001

Results in the letter refer to Class A shares and reflect price changes and dividends received from the beginning of the fiscal year to the end of the period. It assumes any net proceeds are reinvested at a 5% short-term rate.

The Income Fund of America
Results at a glance (for periods ended January 31, 2001)

                                                                                                           Avg. Annual

                                                                                                           Compound

                                                        Total Returns                                      Return Over
                                         6 Months       One Year           10 Years       Lifetime/1/      Lifetime/2/
The Income Fund of America               11.3%          15.3%              234.6%         2962.5%          13.4%
Standard & Poor's 500 Stock
Composite Index                          -4.0           -0.9               394.7          3663.5           14.3
Lehman Brothers Aggregate
Bond Index/2/                            8.1            13.8               115.9          956.6            9.1
Credit Suisse First Boston
High Yield Index                         0.4            0.9                198.2          -                -
Average Savings                          1.8            3.7                48.9           426.1            6.3
Institution/3/
Consumer Price Index                     1.3            3.7                30.1           281.5            5.1
(inflation)/4/

/1/Since December 1, 1973, when Capital Research and Management Company became IFA's investment adviser.

/2/From December 1, 1973 through December 31, 1975, the Lehman Brothers Government/
Corporate Bond Index was used because the Aggregate Bond Index did not yet exist.

/3/Based on figures from the U.S. League of Savings Institutions and the Federal Reserve Board reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.

/4/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics. The indexes are unmanaged and do not reflect sales charges, commissions or expenses.



Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Results for Class B shares can be found on page 40. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2000 (the most recent calendar quarter):

                                                              10 years            5 years             1 year
Class A shares
reflecting 5.75% maximum sales charge                         +12.31%             +9.93%              +3.66%

The fund's 30-day yield for Class A shares as of February 28, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 4.77%. The fund's distribution rate for Class A shares as of that date was 4.51%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares are about 0.75% higher than for Class A shares over the first eight years of ownership, after which Class B shares convert to Class A shares. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each class will vary.

ASSET MIX COMPARISON (Unaudited for January 31, 2001)
JANUARY 31, 2001

INVESTMENT PORTFOLIO
[pie chart]
                                                                      Percent of
                                                                      Net Assets
U.S. Equity Securities*                                                      49.4
Non-U.S. Equity Securities                                                   12.8
Government Bonds                                                              5.0
Other Fixed-Income Securities                                                21.5
Cash & Equivalents                                                           11.3
[end pie chart]
*Also includes 0.2% in Dutch equities that
are part of the S&P 500.


FIVE LARGEST INDUSTRIES IN EQUITY HOLDINGS:

January 31, 2000                                                      Percent of
                                                                      Net Assets
Electric Utilities                                                            6.8
Oil & Gas                                                                     6.5
Banks                                                                         6.1
Paper & Forest Products                                                       4.8
Tobacco                                                                       4.1


10 LARGEST HOLDINGS:                                                  Percent of
                                                                      Net Assets


Philip Morris                                                                 2.2
Bank of America                                                               1.7
Royal Dutch Petroleum/"Shell" Transport and Trading                           1.7
First Union                                                                   1.5
R.J. Reynolds Tobacco Holdings                                                1.5
Consolidated Edison                                                           1.4
Dow Chemical                                                                  1.3
Weyerhaeuser                                                                  1.3
May Department Stores                                                         1.2
Georgia-Pacific                                                               1.2


THE INCOME FUND OF AMERICA
7/31/00

INVESTMENT PORTFOLIO:
[pie chart]
                                                                       Percent of
                                                                       Net Assets

U.S. Equity Securities*                                                       48.5
Non-U.S. Equity Securities                                                    14.7
Government Bonds                                                               5.5
Other Fixed-Income Securities                                                 22.4
Cash & Equivalents                                                             8.9
 [end pie chart]
*Also includes 0.7% in Canadian equities
that are part of the S&P 500.

FIVE LARGEST INDUSTRIES IN EQUITY HOLDINGS:

July 31, 2000                                                          Percent of
                                                                       Net Assets
Utilities: Electric & Gas                                                      8.7
Energy Sources & Equipment                                                     6.3
Banking                                                                        6.2
Forest Products & Paper                                                        4.8
Real Estate                                                                    3.4

TEN LARGEST EQUITY HOLDINGS:

July 31, 2000                                                          PERCENT OF
                                                                       NET ASSETS
First Union                                                                    1.6
Philip Morris                                                                  1.3
Royal Dutch Petroleum/"Shell" Transport and Trading                            1.2
Georgia-Pacific                                                                1.2
Weyerhaeuser                                                                   1.1
Dow Chemical                                                                   1.1
Time Warner                                                                    1.1
Bank of America                                                                1.1
Consolidated Edison                                                            1.0
Ford Motor                                                                     1.0




THE INCOME FUND OF AMERICA, INC.
Investment Portfolio, January 31, 2001



                                                                           Shares or        Market  Percent
                                                                           Principal         Value   of Net
EQUITY SECURITIES                                                             Amount          (000)  Assets

ELECTRIC UTILITIES  -  6.82%
Consolidated Edison, Inc.                                                   7,403,800       258,689     1.37
Dominion Resources, Inc.                                                    1,375,000        84,975
Dominion Resources, Inc. 9.50% PIES convertible                               578,000        35,408      .64
 preferred 2004  (1)
DTE Energy Co.                                                              3,335,000       117,692      .63
Southern Co.                                                                3,634,100       106,043      .56
Ameren Corp.                                                                2,500,000       101,950      .54
Northeast Utilities                                                         4,150,000        93,707      .50
PowerGen PLC                                                                8,203,000        86,829      .46
Entergy Corp.                                                               2,450,100        86,783      .46
American Electric Power Co., Inc.                                           1,605,000        69,416      .37
OGE Energy Corp.                                                            2,810,000        64,124      .34
Progress Energy, Inc. (formerly Florida                                       911,924        37,571
 Progress Corp.)
Progress Energy, Inc., CVO (1) (2)                                          1,395,000           593      .20
Cinergy Corp.                                                               1,250,000        37,937      .20
Wisconsin Energy Corp.                                                      1,629,700        32,757      .17
Scottish Power PLC                                                          4,300,000        28,188      .15
Exelon Corp. (formerly PECO Energy Co. and                                    437,500        26,473      .14
 Unicom Corp.)
Niagara Mowhawk Holdings, Inc.  (1)                                         1,000,000        17,330      .09
                                                                                          1,286,465     6.82


OIL & GAS  -  6.50%
"Shell" Transport and Trading Co., PLC                                      4,861,700       242,696
 (New York registered)
"Shell" Transport and Trading Co., PLC                                      4,176,600        34,392
Royal Dutch Petroleum Co. (New York registered)                               600,000        36,210     1.66
USX-Marathon Group                                                          6,800,000       186,048      .99
Texaco Inc.                                                                 2,454,600       150,712      .80
Phillips Petroleum Co.                                                      1,859,600       109,028      .58
Ultramar Diamond Shamrock Corp.                                             2,900,000        82,882      .44
Sunoco, Inc.                                                                2,142,000        68,544      .36
Chevron Corp.                                                                 725,000        60,378      .32
Occidental Petroleum Corp.                                                  2,500,000        56,775      .30
Unocal Capital Trust $3.125 convertible                                     1,040,000        49,855      .26
 preferred
Conoco Inc., Class A                                                        1,444,300        39,790      .21
Equitable Resources, Inc.                                                     451,900        26,517      .14
El Paso Energy Corp.(formerly Coastal Corp.),                                 600,000        25,230      .13
 FELINE PRIDES, 6.625% 2004
Pennzoil-Quaker State Co.                                                   2,000,000        24,100      .13
Kerr-McGee Corp. 5.50% DECS convertible                                      $432,500        21,534      .11
 notes 2004
Pogo Trust I, Series A, 6.50% convertible                                     200,000        12,720      .07
 preferred 2029
                                                                                          1,227,411     6.50


BANKS  -  6.06%
Bank of America Corp.                                                       5,974,800       321,564     1.70
First Union Corp.                                                           8,465,500       287,234     1.52
Commonwealth Bank of Australia                                              6,038,037       105,961      .56
BANK ONE CORP.                                                              1,868,500        73,245      .39
Bank of Nova Scotia                                                         2,400,000        72,769      .39
J.P. Morgan Chase & Co. (formerly J.P.                                      1,147,000        63,074      .33
 Morgan & Co. Inc.)
Lloyds TSB Group PLC                                                        5,508,300        56,295      .30
Westpac Banking Corp.                                                       5,634,249        43,390      .23
Wells Fargo & Co.                                                             757,000        38,993      .21
National Australia Bank Ltd., exchangeable                                    800,000        23,120      .12
 capital units
Bank of New York Co., Inc.                                                    400,000        21,892      .12
Alliance & Leicester PLC                                                    1,748,576        18,253      .10
NB Capital Corp. 8.35% exchangeable                                           520,000        13,104      .07
 depositary shares
PNC Financial Services Group, Inc.                                             60,000         4,441      .02
                                                                                          1,143,335     6.06


PAPER & FOREST PRODUCTS  -  4.82%
Weyerhaeuser Co.                                                            4,542,900       238,502     1.27
Georgia-Pacific Corp., Timber Group                                         5,450,000       173,855
Georgia-Pacific Corp., Georgia-Pacific Group                                1,400,000        49,546     1.19
 7.50% PEPS convertible preferred 2004, Units
UPM-Kymmene Corp.                                                           5,120,000       160,500      .85
International Paper Co.                                                     2,689,640       103,955
International Paper Co., Capital Trust 5.25%                                  400,000        18,100      .65
 convertible preferred 2025
Willamette Industries, Inc.                                                 1,000,000        47,210      .25
Potlatch Corp.                                                              1,350,000        44,077      .23
Stora Enso Oyj, Class R                                                     3,664,275        38,346      .20
Westvaco Corp.                                                                650,000        17,479      .09
APP Finance (VI) Mauritius Ltd. 0% convertible                           $144,000,000        10,973      .06
 debentures 2012
Kimberly-Clark de Mexico, SA de CV, Class A                                 2,400,000         6,353      .03
                                                                                            908,896     4.82


TOBACCO  -  4.06%
Philip Morris Companies Inc.                                                9,400,000       413,600     2.19
R.J. Reynolds Tobacco Holdings, Inc. (3)                                    5,200,000       275,340     1.46
Imperial Tobacco Ltd.                                                       4,000,000        37,960      .20
Gallaher Group PLC                                                          4,800,000        27,156      .14
UST Inc.                                                                      500,000        12,750      .07
                                                                                            766,806     4.06


REAL ESTATE  -  3.71%
Equity Residential Properties Trust                                         2,210,000       115,760
Equity Residential Properties Trust,                                          600,000        14,952      .69
 Series G, 7.25% convertible preferred
Amoy Properties Ltd.                                                       70,000,000        78,087      .41
Boston Properties, Inc.                                                     1,895,100        76,941      .41
Weingarten Realty Investors                                                 1,325,000        55,319      .29
Spieker Properties, Inc.                                                      800,000        42,880      .23
Health Care Property Investors, Inc.                                        1,287,900        40,878      .22
Hysan Development Co. Ltd.                                                 20,691,635        36,348      .19
Equity Office Properties Trust                                              1,125,000        34,312      .18
AMB Property Corp.                                                          1,225,000        30,196      .16
Host Marriott Financial Trust 6.75% QUIPS                                     600,000        27,000      .14
 convertible preferred 2026
CenterPoint Properties Corp.                                                  580,000        26,692      .14
ProLogis Trust, Series D, 7.92% preferred                                   1,080,000        25,056      .13
Sun Hung Kai Properties Ltd.                                                2,000,000        20,772      .11
Archstone Communities Trust                                                   564,000        14,156      .08
Duke-Weeks Realty Corp., Series B, 7.99%                                      300,000        11,400      .06
 preferred cumulative step-up premium rate
FelCor Lodging Trust Inc.                                                     450,000        10,800      .06
Simon DeBartolo Group, Inc., Series C, 7.89%                                  300,000        10,800      .06
 preferred cumulative step-up premium rate
IAC Capital Trust, Series A, 8.25%                                            300,000         7,050      .04
 TOPRS preferred
Hongkong Land Holdings Ltd.                                                 2,800,000         7,000      .04
Kimco Realty Corp.                                                            100,000         4,395      .02
New Plan Realty Trust, Series D, 7.80%                                        112,500         3,825      .02
 preferred cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A,                                  50,000         2,900      .02
 7.677% preferred cumulative step-up
 premium rate
Meditrust Corp., paired stock  (1)                                            500,000         1,850      .01
                                                                                            699,369     3.71


DIVERSIFIED TELECOMMUNICATION SERVICES - 3.62%
AT&T Corp.                                                                  8,025,000       192,520     1.02
SBC Communications Inc.                                                     2,448,600       118,390
SBC Communications Inc. 7.75% DECS convertible                                463,000        42,656      .85
 preferred 2001
Verizon Communications                                                      1,333,000        73,248
Bell Atlantic Financial Services, Inc. 4.25%                              $39,000,000        42,120
 convertible debentures 2005 (4)
Bell Atlantic Financial Services, Inc. 5.75%                              $14,500,000        14,283
 convertible debentures 2003 (4)
Bell Atlantic Financial Services, Inc. 5.75%                               $3,500,000         3,447      .71
 convertible debentures 2003
NTL Inc. 5.75% convertible subordinated                                  $120,000,000        77,100
 debentures 2009
NTL Inc., warrants, expire 2008  (1) (2) (4)                                   25,650           936      .41
Qwest Communications International Inc.  (1)                                  893,796        37,647      .20
Telefonos de Mexico, SA de CV 4.25% convertible                           $27,660,000        34,790      .18
 debentures 2004
TELUS Corp.                                                                 1,051,700        27,503      .15
Global Crossing Ltd. 7.00% convertible                                         80,000        12,901
 preferred (4)
Global Crossing Ltd. 7.00% convertible preferred                               25,000         4,032      .09
Allegiance Telecom, Inc., warrants, expire                                     20,000         1,133      .01
 2008  (1) (2) (4)
XO Communications, Inc. (formerly NEXTLINK                                      9,750           367      .00
 Communications, Inc.) 14.00% preferred
 2009 (1) (5)
NTELOS, Inc., warrants, expire 2010 (1) (2)                                     5,000            26      .00
                                                                                            683,099     3.62


INSURANCE  -  2.26%
American General Corp.                                                      1,744,800       132,779      .70
Royal & Sun Alliance Insurance Group PLC                                   14,550,000       111,738      .59
SAFECO Corp.                                                                2,300,000        57,500      .31
XL Capital Ltd., Class A                                                      720,000        53,410      .28
American International Group, Inc.                                            417,799        35,521      .19
 (formerly HSB Group, Inc.)
Allstate Corp.                                                                900,000        34,992      .19
                                                                                            425,940     2.26


CHEMICALS  -  2.22%
Dow Chemical Co.                                                            7,251,500       248,726     1.32
DSM NV                                                                      3,072,005       108,388      .57
Imperial Chemical Industries PLC (ADR)                                      1,235,000        36,618      .19
Crompton Corp.                                                              1,831,394        20,621      .11
Millennium Chemicals Inc.                                                     300,400         5,068      .03
                                                                                            419,421     2.22


FOOD PRODUCTS  -  1.68%
General Mills, Inc.                                                         3,124,800       130,929      .70
H.J. Heinz Co.                                                              2,850,000       124,801      .66
Kellogg Co.                                                                 2,321,900        60,834      .32
                                                                                            316,564     1.68


MEDIA  -  1.67%
United Pan-Europe Communications NV, convertible                                1,180        98,650
 preferred  (1) (2) (4)
United Pan-Europe Communications NV, warrants,                                572,960           115      .52
 expire 2007  (1) (2)
Vivendi Universal (formerly Seagram Co. Ltd.)                               1,480,000        87,875      .46
 7.50% ACES convertible preferred 2002
AOL Time Warner Inc.(formerly Time Warner Inc.)(1)                          1,350,120        70,962      .38
UnitedGlobalCom, Inc., Series C, 7.00% convertible                            700,000        17,412
 preferred (4)
UnitedGlobalCom, Inc., Series D, 7.00% convertible                            500,000        10,352
 preferred
UnitedGlobalCom, Inc., Series C, 7.00% convertible                             75,000         1,866
 preferred
UnitedGlobalCom, Inc., Class A  (1)                                            95,829         1,755      .17
Interpublic Group of Companies, Inc. 1.87%                                $17,000,000        15,593
 convertible subordinated notes 2006 (4)
Interpublic Group of Companies, Inc. 1.87%                                 $9,500,000         8,714      .13
 convertible subordinated notes 2006
V2 Music Holdings PLC 6.50% convertible                                    $8,122,000         2,193
 debentures 2012 (2) (4)
V2 Music Holdings PLC, warrants, expire                                        14,750             0      .01
 2008  (1) (2) (4)
TVN Entertainment Corp., warrants, expire                                      10,000             0      .00
 2008 (1) (2)(4)
                                                                                            315,487     1.67


MULTILINE RETAIL  -  1.56%
May Department Stores Co.                                                   5,970,000       232,531     1.23
J.C. Penney Co., Inc.                                                       4,479,500        62,579      .33
                                                                                            295,110     1.56


FOOD & DRUG RETAILING  -  1.50%
Albertson's, Inc.                                                           5,925,000       167,974      .89
Safeway PLC                                                                10,725,000        46,427      .25
Woolworths Ltd.                                                            10,231,357        43,984      .23
Coles Myer Ltd.                                                             6,865,065        24,095      .13
                                                                                            282,480     1.50


MACHINERY  -  1.42%
PACCAR Inc (3)                                                              3,838,600       193,369     1.02
Ingersoll-Rand Co. 6.75% PRIDES convertible                                 1,400,000        32,060      .17
 preferred
Pall Corp.                                                                  1,000,000        24,400      .13
Metso Oyj                                                                   1,779,998        18,544      .10
                                                                                            268,373     1.42


METALS & MINING  -  1.29%
Phelps Dodge Corp.                                                          2,214,841       102,769      .55
CONSOL Energy Inc.                                                          2,697,700        72,325      .38
Freeport-McMoRan Copper & Gold Inc., Series A,                              1,400,000        20,650
 $1.75 convertible preferred
Freeport-McMoRan Copper & Gold Inc., Class B (1)                              300,000         3,510      .13
Massey Energy Co.                                                           1,232,200        21,428      .11
Inco Ltd. 5.75% convertible debentures 2004                               $17,250,000        16,474      .09
Anglogold Ltd.                                                                194,900         5,594      .03
                                                                                            242,750     1.29


DIVERSIFIED FINANCIALS  -  1.20%
Household International, Inc.                                               2,453,280       141,015      .75
Fannie Mae                                                                    520,000        38,574      .20
Swire Pacific Capital Ltd. 8.84% cumulative                                 1,125,000        25,594
 guaranteed perpetual capital securities (4)
Swire Pacific Offshore Financing Ltd. 9.33%                                   195,000         4,777      .16
 cumulative guaranteed perpetual preferred
 capital securities (4)
Investor AB, Class B                                                          850,000        12,668      .07
Wilshire Financial Services Group Inc.(1)(3)                                2,150,517         3,360      .02
                                                                                            225,988     1.20


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.11%
Advanced Micro Devices, Inc. 6.00% convertible                            $51,700,000        74,014      .39
 subordinated notes 2005
Conexant Systems, Inc. 4.00% convertible                                  $54,000,000        32,605      .17
 subordinated notes 2007
Burr-Brown Corp. 4.25% convertible subordinated                           $17,800,000        24,021      .13
 notes 2007 (4)
Semtech Corp. 4.50% convertible subordinated                              $18,530,000        16,624
 notes 2007 (4)
Semtech Corp. 4.50% convertible subordinated                               $8,000,000         7,177      .13
 notes 2007
Adaptec, Inc. 4.75% convertible subordinated                              $23,000,000        19,062      .10
 notes 2004
Macronix International Co., Ltd. 1.00%                                    $16,500,000        18,562      .10
 convertible subordinated notes 2005 (4)
Amkor Technology, Inc. 5.00% convertible                                  $15,000,000        12,075      .06
 notes 2007 (4)
ASM Lithography Holding NV 4.25% convertible                               $5,400,000         5,630      .03
 debentures 2004 (4)
                                                                                            209,770     1.11


ROAD & RAIL  -  1.11%
CSX Corp.                                                                   3,423,300       104,411      .55
Union Pacific Capital Trust 6.25% TIDES                                       976,200        46,858
 convertible preferred 2028 (4)
Union Pacific Capital Trust 6.25% TIDES                                       260,000        12,480      .32
 convertible preferred 2028
Canadian National Railway Co. 5.25%                                           400,000        21,500      .12
 convertible preferred 2029
Norfolk Southern Corp.                                                      1,175,000        19,188      .10
Budget Group, Inc. 6.25% TIDES convertible                                    518,000         4,144      .02
 preferred 2005
                                                                                            208,581     1.11


PHARMACEUTICALS  -  1.01%
Pharmacia Corp. 6.50% ACES convertible                                      1,108,800        53,599
 preferred 2001, Units
Pharmacia Corp.                                                               690,765        38,697      .49
Eli Lilly and Co.                                                             550,000        43,340      .23
American Home Products Corp.                                                  725,000        42,848      .23
Teva Pharmaceutical Finance, LLC 1.50%                                    $11,250,000        11,180      .06
 convertible debentures 2005 (4)
                                                                                            189,664     1.01


AIRLINES  -  0.98%
British Airways PLC                                                        27,320,000       184,678      .98


INDUSTRIAL CONGLOMERATES  -  0.84%
Southcorp Ltd.                                                             29,712,357        81,471      .43
Minnesota Mining and Manufacturing Co.                                        400,000        44,260      .23
Smiths Group PLC (formerly TI Group PLC)                                    3,220,000        33,379      .18
                                                                                            159,110      .84


GAS UTILITIES  -  0.75%
NiSource Inc.                                                               3,665,000        98,588      .52
New Jersey Resources Corp.                                                    750,000        27,945      .15
South Jersey Industries, Inc.                                                 500,000        14,750      .08
                                                                                            141,283      .75


CONTAINERS & PACKING  -  0.75%
AssiDoman AB                                                                5,600,000       105,793      .56
Crown Cork & Seal Co., Inc.                                                 3,950,000        33,377      .18
Owens-Illinois, Inc. 4.75% convertible preferred                              139,400         1,973      .01
                                                                                            141,143      .75


AUTOMOBILES  -  0.64%
General Motors Corp.                                                        1,485,000        79,744      .42
Ford Motor Co.                                                              1,500,000        42,285      .22
                                                                                            122,029      .64


ELECTRICAL EQUIPMENT  -  0.51%
Hubbell Inc., Class B                                                       2,580,000        73,865      .39
Thermo Electron Corp. (formerly Thermo Instrument                         $13,000,000        12,545
 Systems Inc.) 4.25% convertible subordinated
 debentures 2003 (4)
Thermo Electron Corp. 4.00% convertible                                   $10,000,000         9,300      .12
 subordinated debentures 2005
                                                                                             95,710      .51


COMMERCIAL SERVICES & SUPPLIES  -  0.43%
Pitney Bowes Inc.                                                           1,175,000        41,090      .22
Waste Management, Inc. 4.00% convertible                                  $42,000,000        40,740      .21
 debentures 2002
Protection One Alarm Monitoring, Inc., warrants,                               57,600             0      .00
 expire 2005  (1)(2)(4)
                                                                                             81,830      .43


WIRELESS TELECOMMUNICATION SERVICES - 0.28%
Price Communications Corp.  (1)                                               933,222        18,021      .09
AT&T Broadband (formerly MediaOne Group, Inc.)                                480,000        17,280      .09
 7.00% PIES convertible preferred 2002
American Tower Corp. 5.00% convertible                                    $13,000,000        12,626      .07
 debentures 2010
Dobson Communications Corp. 13.00% echangeable                                  3,850         3,542      .02
 preferred stock 2009 (1) (5)
Leap Wireless International, Inc., warrants,                                   40,825          1083      .01
 expire 2010  (1)(2)(4)
McCaw International, Ltd., warrants, expire                                    31,500            79      .00
 2007  (1) (2) (4)
Comunicacion Celular SA, Class B, warrants,                                    31,000             3      .00
 expire 2003 (1) (2) (4)
                                                                                             52,634      .28


COMMUNICATIONS EQUIPMENT  -  0.27%
AT&T Corp. Liberty Media Group 3.50% convertible                           50,000,000        51,000      .27
 debentures 2031 (4)


BIOTECHNOLOGY  -  0.22%
Sepracor Inc. 6.25% convertible subordinated                               $7,350,000        21,388
 debentures 2005 (4)
Sepracor Inc. 7.00% convertible subordinated                              $13,500,000        16,392      .20
 debentures 2005 (4)
Glycomed Inc. 7.50% convertible subordinated                               $5,000,000         4,213      .02
 debentures 2003
                                                                                             41,993      .22


OTHER INDUSTRIES  -  1.16%
Alexander & Baldwin, Inc.                                                   1,375,000        38,521      .20
Williams Companies, Inc.                                                      728,400        28,502      .15
Diamond Offshore Drilling, Inc. 3.75% convertible                         $18,700,000        20,776      .11
 debentures 2007
Newell Financial Trust I 5.25% QUIPS convertible                              550,000        20,419      .11
 preferred 2027
Raytheon Co., Class A                                                         600,000        20,190      .11
Clorox Co.                                                                    450,000        15,187      .08
Dana Corp.                                                                    725,000        13,543      .07
PETsMART, Inc. 6.75% convertible subordinated                             $17,500,000        12,950      .07
 notes 2004 (4)
SCI Systems, Inc. 3.00% convertible subordinated                          $15,000,000        12,826      .07
 debentures 2007
Tower Automotive Capital Trust 6.75% convertible                              450,000        10,350      .05
 preferred 2018 (4)
United Utilities PLC                                                          889,601         7,403      .04
TXI Capital Trust I 5.50% convertible                                         250,000         7,025      .04
 preferred 2028
AMCV Capital Trust I 7.00% convertible                                        200,000         6,700      .03
 preferred 2015
PSINet Inc., Series D, 7.00% convertible                                      650,000         2,113      .01
 preferred 2049 (4)
GT Group Telecom Inc., warrants, expire                                        26,875         1,575      .01
 2010  (1)(2)(4)
Rhythms NetConnections Inc. 6.75% convertible                                 250,000         1,391      .01
 preferred (4)
AMF Bowling Worldwide, Inc. 0% convertible                                $26,391,000             3      .00
 debentures 2018  (2) (4) (6)
Tultex Corp., warrants, expire 2007 (1)(2)                                  1,522,401             0      .00
                                                                                            219,474     1.16

MISCELLANEOUS  -  1.79%
Other equity securities in initial period                                                   337,346     1.79
 of acquisition

TOTAL EQUITY SECURITIES (cost: $10,023,832,000)                                          11,743,739    62.24




                                                                           Principal        Market  Percent
                                                                              Amount         Value   of Net
BONDS & NOTES                                                                   (000)         (000)  Assets

WIRELESS TELECOMMUNICATION SERVICES - 4.03%
Nextel Communications, Inc.:
 0%/9.75% 2007 (7)                                                             74,325        58,345
 0%/10.65% 2007 (7)                                                             5,975         5,079
 0%/9.95% 2008 (7)                                                            167,150       127,870
 12.00% 2008                                                                    4,000         4,380
 0%/12.125% 2008 (7)                                                           37,450        21,347
 12.75% 2010 (4)                                                                2,000         1,765
McCaw International, Ltd. 0%/13.00% 2007(7)                                    46,850        32,327
Nextel Partners, Inc.:
 0%/14.00% 2009 (7)                                                            28,529        20,398
 11.00% 2010                                                                    3,000         2,993     1.45
VoiceStream Wireless Corp.:
 10.375% 2009                                                                 102,353       116,682
 0%/11.875% 2009 (7)                                                           45,725        35,666
Omnipoint Corp. 11.50% 2009  (2) (4)                                           27,750        31,635      .98
Cricket Communications, Inc. 10.75% 2007(8)                                    70,000        52,500
Leap Wireless International, Inc.: (2)
 12.50% 2010                                                                   17,000        12,240
 0%/14.50% 2010 (7)                                                            47,750        14,325      .42
Crown Castle International Corp.:(7)
 0%/10.625% 2007                                                                4,600         3,818
 0%/10.375% 2011                                                               39,750        28,223
 0%/11.25% 2011                                                                40,500        28,755      .32
SBA Communications Corp.:
 0%/12.00% 2008 (7)                                                            11,175         9,275
 10.25% 2009 (4)                                                               21,000        21,210      .16
SpectraSite Holdings, Inc.: (7)
 Series B, 0%/12.00% 2008                                                      38,250        27,157
 0%/11.25% 2009                                                                 4,275         2,736      .16
Comunicacion Celular SA 14.125% 2005(4)                                        31,000        25,808      .14
PageMart Wireless, Inc.:
 15.00% 2005                                                                   19,410         9,705
 0%/11.25% 2008  (7)                                                           33,500         7,705      .09
PanAmSat Corp. 6.125% 2005                                                     17,000        16,095      .09
Dobson Communications Corp. 10.875% 2010                                       14,750        15,561      .08
Dobson/Sygnet Communications Co. 12.25% 2008                                   11,750        12,455      .07
Sprint Spectrum LP, Sprint Spectrum Finance                                     6,000         6,471      .03
 Corp. 11.00% 2006
PTC International Finance BV 0%/10.75% 2007(7)                                  5,000         3,888      .02
Microcell Telecommunications Inc., Series B,                                    3,000         2,970      .02
 0%/14.00% 2006 (7)
Cellco Finance NV 15.00% 2005                                                     650           645      .00
                                                                                            760,029     4.03


MEDIA  -  2.94%
Charter Communications Holdings, LLC:
 8.25% 2007                                                                    35,000        33,775
 10.00% 2009                                                                   10,000        10,300
 10.75% 2009 (4)                                                               10,000        10,575
 0%/11.75% 2010 (7)                                                             2,000         1,320
 0%/9.92% 2011 (7)                                                             31,500        21,105
 11.125% 2011 (4)                                                              20,000        21,200
 0%/13.50% 2011 (4)  (7)                                                       51,500        31,286      .69
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                   28,650        29,796
 0%/9.75% 2007 (7)                                                             43,750        39,813      .37
Time Warner Inc.:
 9.625% 2002                                                                    8,090         8,454
 7.75% 2005                                                                     9,500        10,059
 8.18% 2007                                                                    20,000        21,778
 9.125% 2013                                                                    5,000         5,941
 7.25% 2017                                                                     8,000         8,173      .29
NTL Inc.:
 12.75% 2005                                                                   22,000        22,000
 Series B, 10.00% 2007                                                         10,000         9,200
 11.875% 2010 (4)                                                               5,000         4,875
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(7)                               18,500        17,390      .28
CBS Corp. 7.15% 2005                                                           26,500        27,073      .14
TeleWest PLC:
 9.625% 2006                                                                    5,000         4,800
 11.00% 2007                                                                   12,000        11,610
 0%/11.375% 2010 (7)                                                           16,390         9,383      .14
CSC Holdings, Inc.:
 7.25% 2008                                                                     8,000         7,858
 8.125% 2009                                                                    8,000         8,277
 9.875% 2013                                                                    6,000         6,420      .12
Radio One, Inc. 12.00% 2004                                                    16,500        17,304      .09
British Sky Broadcasting Group PLC 8.20% 2009                                  16,250        16,278      .09
STC Broadcasting, Inc. 11.00% 2007                                             14,500        13,630      .07
Century Communications Corp. 8.75% 2007                                        13,200        12,672      .07
Hearst-Argyle Television, Inc. 7.00% 2018                                      12,425        11,117      .06
Clear Channel Communications, Inc. 7.25% 2003                                   6,000         6,150
Chancellor Media Corp. of Los Angeles,                                          4,500         4,635      .06
 Series B, 8.75% 2007
Rogers Communications, Inc. 8.875% 2007                                        10,000        10,200      .05
Liberty Media Corp. 7.875% 2029                                                 8,600         8,585      .04
Fox Family Worldwide, Inc. 0%/10.25% 2007(7)                                    8,318         7,257      .04
Young Broadcasting Inc.:
 10.125% 2005                                                                   3,750         3,806
 Series B, 8.75% 2007                                                           3,250         3,136      .04
Multicanal Participacoes SA, Series B,                                          6,475         6,880      .04
 12.625% 2004
United Pan-Europe Communications NV:
 10.875% 2009                                                                   7,250         5,655
 11.50% 2010                                                                    1,100           858      .03
Sun Media Corp. 9.50% 2007                                                      6,071         6,132      .03
Telemundo Holdings, Inc., Series A,                                             8,500         5,716      .03
 0%/11.50% 2008 (7)
Antenna TV SA 9.00% 2007                                                        5,250         5,040      .03
Innova, S de RL 12.875% 2007                                                    5,000         4,788      .02
ACME Television, LLC, Series A,10.875% 2004                                     4,920         4,723      .02
TransWestern Publishing Co. LLC 9.625% 2007                                     4,000         3,960      .02
RBS Participacoes SA 11.00% 2007 (4)                                            4,250         3,761      .02
American Media Operations, Inc. 10.25% 2009                                     3,500         3,570      .02
Gray Communications Systems, Inc. 10.625% 2006                                  3,500         3,535      .02
Lenfest Communications, Inc. 7.625% 2008                                        2,000         2,089      .01
TVN Entertainment Corp., Series B, 14.00% 2008 (2)                             10,000         1,400      .01
Carmike Cinemas, Inc., Series B, 9.375% 2009 (6)                                1,550           372      .00
                                                                                            555,710     2.94


BANKS  -  2.50%
SB Treasury Co. LLC, Series A, 9.40%                                          124,750       121,146      .64
 noncumulative preferred (4)
SocGen Real Estate Co. LLC, Series A, 7.64%                                    59,000        59,018      .31
 (undated) (4) (8)
HSBC America Capital Trust I 7.808% 2026 (4)                                    8,000         7,528
HSBC Capital Funding LP: (4) (8)
 Series 1, 9.547% noncumulative preferred                                      17,500        20,011
 Series 2, 10.176% noncumulative preferred                                     14,000        17,299      .26
Midland Bank PLC 6.50% Eurodollar notes                                         5,000         3,976
 (undated) (8)
Fuji JGB Investment LLC, Series A, 9.87%                                       29,500        26,969
 noncumulative preferred (4)  (8)
IBJ Preferred Capital Co. LLC, Series A,                                       10,000         8,491      .19
 8.79% noncumulative preferred (4)(8)
GS Escrow Corp.:
 7.759% 2003 (8)                                                                6,000         5,803
 7.00% 2003                                                                     1,550         1,532
 7.125% 2005                                                                   25,500        24,708      .17
BNP U.S. Funding LLC, Series A, 7.738%                                         22,700        22,545
 noncumulative preferred (4)  (8)
BNP Paribas Capital Trust, 9.003%                                               8,000         8,619      .16
 noncumulative preferred (4)
Tokai Preferred Capital Co. LLC, Series A,                                     31,500        29,120      .15
 9.98%/11.091% noncumulative preferred (4)(7)(8)
Washington Mutual Capital I, subordinated capital                              10,000         9,491
 income securities 8.375% 2027
Ahmanson Capital Trust I, capital securities,                                   8,000         7,667      .09
 Series A, 8.36% 2026 (4)
Riggs Capital Trust II:
 8.625% 2026                                                                    1,500           954
 8.875% 2027                                                                   25,000        15,582      .09
Skandinaviska Enskilda Banken AB 7.50%                                         10,405         9,834      .05
 (undated) (4)  (8)
Standard Chartered Bank 5.625% Eurodollar notes                                15,000         9,451      .05
 (undated) (8)
Dime Capital Trust I, Dime Bancorp, Inc.,                                       9,425         8,950      .05
 Series A, 9.33% 2027
Canadian Imperial Bank of Commerce 7.00%                                       10,000         7,842      .04
 Eurodollar notes (undated) (8)
Bank of Nova Scotia 7.00% Eurodollar notes                                     10,000         7,731      .04
 (undated) (8)
AB Spintab: (4) (8)
 6.80% (undated)                                                                5,150         5,188
 7.50% (undated)                                                                2,500         2,448      .04
Bank of Scotland 7.00% (undated) (4)  (8)                                       7,500         7,030      .04
Komercni Finance BV 9.00%/10.75% 2008 (4)(7)                                    6,000         5,925      .03
Sakura Capital Funding 7.70% (undated) (4)(8)                                   5,000         4,912      .03
BCI US Funding Trust I 8.01% (undated) (4)(8)                                   5,000         4,834      .03
Chevy Chase Bank, FSB 9.25% 2005                                                4,000         3,960      .02
Bank of America Corp. 7.40% 2011                                                3,250         3,384      .02
                                                                                            471,948     2.50


DIVERSIFIED TELECOMMUNICATION SERVICES - 0.77%
Clearnet Communications, Inc. 0%/10.125%                                       49,150        40,795      .22
 2009 (7)
CenturyTel, Inc., Series H, 8.375% 2010                                        15,000        16,019      .08
TCI Communications, Inc. 8.00% 2005                                            15,000        15,814      .08
Allegiance Telecom, Inc.:
 0%/11.75% 2008 (7)                                                            15,000        11,700
 12.875% 2008                                                                   3,475         3,692      .08
Qwest Communications International Inc.                                        15,000        14,210      .08
 0%/9.47% 2007 (7)
NEXTLINK Communications, Inc.:  (7)
 0%/12.125% 2009                                                               10,000         5,500
 0%/12.25% 2009                                                                12,450         7,283      .07
Netia Holdings BV:
 10.25% 2007                                                                    3,625         2,846
 0%/11.25% 2007 (7)                                                             9,250         6,521      .05
CFW Communications Co. 13.00% 2010 (2)                                         10,000         7,949      .04
Viatel, Inc.:
 11.25% 2008                                                                   16,550         4,800
 0%/12.50% 2008 (7)                                                             4,000           560
 11.50% 2009                                                                    1,000           290      .03
COLT Telecom Group PLC 0%/12.00% 2006 (7)                                       5,000         4,650      .02
IMPSAT Corp. 12.375% 2008                                                       5,000         2,862      .02
                                                                                            145,491      .77


HOTELS RESTAURANTS & LEISURE  -  0.73%
Mirage Resorts, Inc.:
 6.625% 2005                                                                    3,000         2,911
 6.75% 2007                                                                     3,250         3,042
 6.75% 2008                                                                    10,500         9,806
MGM Mirage Inc. 8.50% 2010                                                     13,250        13,639      .16
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                     7,000         6,555
 8.75% 2011                                                                    22,150        22,454      .15
Premier Parks Inc.:
 9.25% 2006                                                                     1,250         1,263
 9.75% 2007                                                                    17,125        17,645
Six Flags Entertainment Corp. 8.875% 2006                                       2,000         2,025
Six Flags, Inc. 9.50% 2009 (4)                                                  1,875         1,903      .12
Horseshoe Gaming Holding Corp. 8.625% 2009                                     21,500        21,177      .11
International Game Technology 7.875% 2004                                      16,000        16,200      .09
Florida Panthers Holdings, Inc. 9.875% 2009                                    10,000        10,000      .05
Boyd Gaming Corp. 9.25% 2003                                                    7,000         6,860      .04
KSL Recreation Group, Inc. 10.25% 2007                                          1,250         1,263      .01
AMF Bowling Worldwide, Inc.: (6)
 10.875% 2006                                                                   5,500           756
 0%/12.25% 2006 (7)                                                             1,437           187      .00
                                                                                            137,686      .73


COMMERCIAL SERVICES & SUPPLIES  -  0.71%
Allied Waste North America, Inc.:
 7.625% 2006                                                                    5,000         4,837
 10.00% 2009                                                                   64,375        65,019      .37
Waste Management, Inc.:
 6.70% 2001                                                                     3,000         3,000
 6.50% 2002                                                                     7,000         6,996
 6.375% 2003                                                                    5,050         5,005
 7.00% 2004                                                                     4,060         4,065
 7.00% 2006                                                                     6,500         6,511
 7.10% 2026                                                                    20,125        20,217      .24
Cendant Corp. 7.75% 2003                                                       12,000        11,939      .07
Protection One Alarm Monitoring, Inc.                                           3,246         2,532      .01
 13.625% 2005 (8)
KinderCare Learning Centers, Inc., Series B,                                    2,500         2,350      .01
 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                   1,750         1,776      .01
Safety-Kleen Services, Inc.: (2)(6)
 9.25% 2008                                                                    20,000           200
 9.25% 2009                                                                    10,000           100      .00
                                                                                            134,547      .71


CONTAINERS & PACKAGING  -  0.64%
Container Corp. of America:
 10.75% 2002                                                                    2,050         2,112
 9.75% 2003                                                                    50,550        51,561
 Series A, 11.25% 2004                                                         19,500        19,695      .39
Printpack, Inc. 10.625% 2006                                                   20,270        20,473      .11
Owens-Illinois, Inc.:
 7.15% 2005                                                                     5,000         4,075
 8.10% 2007                                                                     5,750         4,312      .05
Graham Packaging Co.:
 8.75% 2008                                                                     6,725         4,976
 0%/10.75% 2009 (7)                                                             8,000         3,180      .04
Packaging Corp. of America, Series B, 9.625% 2009                               6,000         6,330      .03
Tekni-Plex, Inc., Series B, 12.75% 2010                                         3,750         3,563      .02
                                                                                            120,277      .64


OIL & GAS  -  0.52%
Clark Refining & Marketing, Inc.:
 9.50% 2004                                                                     1,675         1,340
 8.375% 2007                                                                    4,960         3,571
 8.875% 2007                                                                   46,750        28,050
Clark USA, Inc. 10.875% 2005                                                    1,000           470      .18
Oryx Energy Co.:
 8.00% 2003                                                                     5,345         5,584
 8.375% 2004                                                                    2,250         2,388
 8.125% 2005                                                                    8,500         9,117      .09
PDVSA Finance Ltd. 7.40% 2016                                                  15,815        12,830      .07
Petrozuata Finance, Inc.:  (4)
 Series A, 7.63% 2009                                                           5,000         4,307
 Series B, 8.22% 2017                                                          10,000         7,775      .06
Pogo Producing Co. 10.375% 2009                                                10,000        10,675      .06
OXYMAR 7.50% 2016 (4)                                                           8,000         6,435      .03
Newfield Exploration Co., Series B, 7.45% 2007                                  6,000         5,760      .03
                                                                                             98,302      .52


CONSUMER & BUSINESS FINANCE  -  0.48%
MBNA Corp., MBNA:
 6.75% 2008                                                                    12,500        11,954
 Capital B, Series B, 7.559% 2027 (8)                                          32,000        26,611      .20
Capital One Financial Corp. 7.125% 2008                                        22,500        20,643
Capital One Capital I 8.309% 2027 (4) (8)                                      13,500        10,598      .17
Advanta Corp.:
 Series D, 6.833% 2002                                                          5,000         4,871
 6.91% 2002                                                                     5,000         4,945
 6.925% 2002                                                                    5,000         4,946      .08
Providian Financial Corp. 9.525% 2027 (4)                                      10,000         6,470      .03
                                                                                             91,038      .48


HEALTH CARE PROVIDERS & SERVICES - 0.46%
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                    10,575        10,456
 7.15% 2004                                                                     9,500         9,441
 6.91% 2005                                                                    10,750        10,548
 8.85% 2007                                                                    16,770        17,273
 8.70% 2010                                                                     9,500         9,999
 8.75% 2010                                                                     5,500         5,830      .34
Paracelsus Healthcare Corp. 10.00% 2006 (6)                                    30,100        11,927      .06
Concentra Operating Corp., Series A, 13.00% 2009                               10,200         9,180      .05
Integrated Health Services, Inc.:(2) (6)
 10.25% 2006 (8)                                                               16,900           169
 Series A, 9.50% 2007                                                          87,095           871
 Series A, 9.25% 2008                                                          68,298           683      .01
Mariner Health Group, Inc. 9.50% 2006 (2)(6)                                   15,250           153      .00
                                                                                             86,530      .46


GAS UTILITIES  -  0.41%
NiSource Finance Corp.: (4)
 7.50% 2003                                                                    24,000        24,840
 7.625% 2005                                                                   34,000        35,564
 7.875% 2010                                                                   15,725        16,838      .41
                                                                                             77,242      .41


AIRLINES  -  0.39%
Jet Equipment Trust: (4)  (9)
 Series 1995-B, 10.91% 2014                                                     4,750         5,102
 Series 1995-B, Class A, 7.63% 2015                                             3,484         3,541
 Series 1995-A, Class B, 8.64% 2015                                            12,978        13,865
 Series 1995-B, Class C, 9.71% 2015                                             5,500         5,621
 Series 1995-A, Class C, 10.69% 2015                                            5,000         5,471      .18
United Air Lines, Inc.:
  9.00% 2003                                                                    8,000         8,147
 pass-through certificates, Series 1996-A2,                                     5,000         4,332      .07
 7.87% 2019 (9)
Continental Airlines, Inc., pass-through
 certificates, Series 1996: (9)
 Class A, 6.94% 2015                                                            7,538         7,661
 Class C, 9.50% 2015                                                            5,444         5,995      .07
US Airways Group Inc., pass-through trust,                                      7,875         7,980      .04
 Series 2001-1G, 7.076% 2021 (9)
Delta Air Lines, Inc., pass-through certificates,                               5,000         5,132      .03
 Series 1992-A2, 9.20% 2014 (9)
                                                                                             72,847      .39

INSURANCE  -  0.36%
Conseco, Inc. 9.00% 2006                                                       22,425        19,734
Conseco Financing Trust II, capital trust                                      21,075        12,856
 pass-through securities (TRUPS), 8.70% 2026 (9)
Green Tree Financial Corp. 6.50% 2002                                           2,635         2,306      .18
ING Capital Funding Trust III 8.439% (undated)(8)                               9,125         9,715
ReliaStar Financial Corp. 8.00% 2006                                            8,000         8,595      .10
Royal & Sun Alliance Insurance Group PLC 8.95% 2029                             8,750         9,144      .05
The Equitable Life Assurance Society 6.95% 2005 (4)                             5,000         5,169      .03
                                                                                             67,519      .36


ELECTRIC UTILITIES  -  0.35%
Israel Electric Corp. Ltd.:  (4)
 7.70% 2018                                                                    22,500        20,749
 8.10% 2096                                                                    14,405        11,263      .17
Edison Mission Energy 7.73% 2009                                               10,000         8,912
Edison Mission Holdings Co. 8.734% 2026                                         8,000         7,805
Midwest Generation, LLC 8.56% 2016 (4)                                          6,000         5,523
Southern California Edison Co., Series 93G,                                     5,000         4,250      .14
 7.125% 2025
AES Drax Holdings Ltd. 10.41% 2020 (4)                                          6,000         6,487      .04
Transener SA 9.25% 2008 (4)                                                       725           643      .00
                                                                                             65,632      .35


PAPER & FOREST PRODUCTS  -  0.33%
Scotia Pacific Co. LLC, Timber Collateralized
 notes:
 Series B, Class A-2, 7.11% 2014                                               15,800        13,114
 Series B, Class A-3, 7.71% 2014                                               16,000        11,200      .13
International Paper Co. 6.666% 2002 (8)                                        15,000        15,031      .08
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002                                                                   12,000         4,950
 10.75% 2007                                                                   24,150         6,339      .06
Grupo Industrial Durango, SA de CV 12.00% 2001                                  6,000         6,165      .03
Advance Agro Capital BV 13.00% 2007                                             4,925         3,472      .02
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                     700           345
 10.00% 2007                                                                    3,050           801      .01
                                                                                             61,417      .33


METALS & MINING  -  0.28%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                    13,500         8,944
 7.20% 2026                                                                    18,000        11,355      .11
Doe Run Resources Corp., Series B, 11.25% 2005                                 27,150        13,032      .07
BHP Finance Ltd. 6.75% 2013                                                    10,000         9,747      .05
Kaiser Aluminum & Chemical Corp.:
 9.875% 2002                                                                      750           729
 12.75% 2003                                                                    8,000         6,400      .04
Inco Ltd. 9.60% 2022                                                            2,625         2,630      .01
                                                                                             52,837      .28


REAL ESTATE  -  0.26%
Security Capital Group Inc. 7.15% 2007                                         15,000        14,436      .08
ProLogis Trust 7.05% 2006                                                      12,000        12,119      .06
FelCor Suites LP 7.375% 2004                                                   10,000         9,629      .05
Wharf Capital International, Ltd. 8.875% 2004                                   7,000         7,500      .04
Irvine Co. 7.46% 2006 (2)(4)                                                    5,000         4,845      .03
                                                                                             48,529      .26


MULTILINE RETAIL  -  0.22%
J.C. Penney Co., Inc.:
 7.95% 2017                                                                    40,025        24,415
 7.625% 2097                                                                    4,000         2,092      .14
Sears, Roebuck and Co. 9.375% 2011                                             12,310        14,283      .08
                                                                                             40,790      .22


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.19%
Hyundai Semiconductor America, Inc.: (4)
 8.25% 2004                                                                    12,495        10,254
 8.625% 2007                                                                   21,650        16,476      .14
Zilog, Inc. 9.50% 2005                                                          9,100         4,277      .03
Fairchild Semiconductor Corp. 10.50% 2009 (4)                                   4,000         4,040      .02
                                                                                             35,047      .19



HOUSEHOLD DURABLES  -  0.17%
Boyds Collection, Ltd., Series B, 9.00% 2008                                   14,621        13,927      .07
WestPoint Stevens Inc. 7.875% 2005                                             13,000        10,205      .05
Salton/Maxim Housewares, Inc. 10.75% 2005                                       9,450         9,214      .05
                                                                                             33,346      .17


AIR FREIGHT & COURIERS  -  0.17%
Atlas Air, Inc. Pass-Through Trust,                                            31,659        31,720      .17
 Series 1998-1, Class A, 7.38% 2019  (9)


AUTOMOBILES  -  0.15%
Ford Motor Credit Co.:
 6.55% 2002                                                                     3,000         3,036
 5.80% 2009                                                                    11,000        10,310      .07
Toyota Motor Credit Corp. 6.00% 2003                                           10,000        10,081      .05
General Motors Acceptance Corp. 7.75% 2010                                      5,000         5,288      .03
                                                                                             28,715      .15


CHEMICALS  -  0.12%
Reliance Industries Ltd.: (4)
 10.50% 2046                                                                    7,250         6,589
 Series B, 10.25% 2097                                                          9,750         8,285      .08
Equistar Chemicals, LP 8.50% 2004                                               7,500         7,476      .04
                                                                                             22,350      .12


MULTI-UTILITIES  -  0.10%
Florida Gas Transmission Co. 7.625% 2010 (4)                                   19,000        19,749      .10


TEXTILES & APPAREL  -  0.10%
Levi Strauss & Co.:
 6.80% 2003                                                                     8,050         7,466
 11.625% 2008 (4)                                                               4,380         4,566      .06
VF Corp.: (4)
 8.10% 2005                                                                     1,500         1,559
 8.50% 2010                                                                     5,250         5,454      .04
                                                                                             19,045      .10


Other Industries  -  0.40%
GT Group Telecom Inc., units, 0%/13.25%                                        26,875        11,728      .06
 2010  (2)(7)
Citigroup Inc. 7.45% 2002                                                      10,000        10,266      .05
Loral Orion Network Systems, Inc. 11.25% 2007                                  24,950         8,982      .05
TRW Inc. 7.125% 2009                                                            8,500         8,002      .04
Flextronics International Ltd. 8.75% 2007                                       7,500         7,594      .04
Gruma, SA de CV 7.625% 2007                                                     7,750         6,336      .04
Motorola, Inc. 6.75% 2006                                                       6,250         6,271      .03
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                     5,000         5,000
 Series C, 8.75% 2003                                                           1,250         1,250      .03
New World Pasta Co. 9.25% 2009                                                  8,200         3,526      .02
Copamex Industrias, SA de CV, Series B,                                         2,390         2,276      .01
 11.375% 2004
Friendly Ice Cream Corp. 10.50% 2007                                            3,190         1,978      .01
Actuant Corp. 13.00% 2009                                                       1,450         1,450      .01
French Fragrances, Inc. 11.75% 2011 (4)                                         1,250         1,275      .01
DGS International Finance Co. BV 10.00% 2007 (4)                                1,075           110      .00
                                                                                             76,044      .40


Collateralized Mortgage/Asset-Backed
 Obligations -  (9)
(excluding those issued by federal agencies)-3.77%

Green Tree Financial Corp., pass-through
 certificates:
 Series 1995-A, Class NIM,  7.25% 2005                                            517           505
 Series 1993-2, Class B, 8.00% 2018                                            14,000        13,426
 Series 1995-4, Class B-2, 7.70% 2025                                           1,900         1,035
 Series 1995-3, Class B-2, 8.10% 2025                                          16,121         9,226
 Series 1995-2, Class B-2, 8.80% 2026                                          11,457         7,314
 Series 1996-2, Class B-2, 7.90% 2027                                          12,950         7,312
 Series 1996-10, Class A-6, 7.30% 2028                                          2,998         3,044
 Series 1996-10, Class B-2, 7.74% 2028                                          8,369         4,553
 Series 1997-8, Class B-2, 7.75% 2028                                           6,489         3,374
 Series 1997-1, Class B-2, 7.76% 2028                                           9,850         5,939
 Series 1997-2, Class B-2, 8.05% 2028                                           3,384         1,837
 Series 1998-4, Class B2, 8.11% 2028                                            6,650         3,955
 Series 1998-3, Class B2, 8.07% 2030                                            5,000         2,685
Green Tree Recreational, Equipment & Consumer                                  10,000        10,208
 Trust, Series 1999-A, Class A-6, 6.84% 2010
Conseco Finance Home Loan Trust:
 Series 1999-G, Class B-2, 10.96% 2029                                         18,188        15,247
 Series 2000-A, Class BV-2, 9.51% 2031 (8)                                      9,350         8,532      .52
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.071% 2025 (8)                                    25,340        26,289
 Mortgage pass-through certificates:
  Series 1996-C2, Class A-1, 6.69% 2028 (8)                                     1,577         1,602
  Series 1998-C3, Class E, 7.174% 2030 (8)                                      7,980         7,081
  Series 1999-C1, Class A-2, 7.56% 2031                                        11,750        12,588      .25
CS First Boston, Inc.:
 Finance Co. Ltd., Series 1995-A, 10.00%                                       11,375        10,237
 2005 (4)(8)
 Series 98-FL1, Class E, 7.47% 2013 (4) (8)                                    12,300        12,282
 Mortgage Securities Corp., Series 1998-C1,                                    12,019        12,191      .18
 Class A-1A, 6.26% 2040
Collateralized Mortgage Obligation Trust,                                      26,924        27,984      .15
 Series 63, Class Z, 9.00% 2020
MBNA Master Credit Card Trust:  (4)
 Series 1999-D, Class B, 6.95% 2008                                             4,700         4,737
 Series 1998-E, Class C, 6.60% 2010                                            22,500        22,182      .14
Bayview Financial Acquisition Trust: (4)(8)
  Series 2000-A, Class B, 9.148% 2030                                           9,629         9,619
  Series 1998-A, Class M3, 7.714% 2038                                          4,907         4,828
Bayview Financial Revolving Mortgage Loan,                                     10,000         9,948      .13
 Series 1999-1, Class M2, 7.948% 2029 (4)(8)
Airplanes Pass Through Trust, pass-through                                     21,457        21,201      .11
 certificates, Series 1, Class C, 8.15% 2019
Pegasus Aviation Lease Securitization,                                         19,000        20,150      .11
 Series 2000-1, Class A2, 8.37% 2030 (4)
GS Mortgage Securities Corp. II, pass-through                                  20,000        20,074      .11
 certificates, Series 1998-C1, Class D,
 7.243% 2030 (8)
Holmes Financing (No. 2) PLC, Series 2,                                        20,000        19,976      .11
 Class C, 7.029% 2040 (8)
First USA Credit Card Master Trust, Class A,
 floating-rate asset-backed certificates: (4)(8)
 Series 1998-8, 6.801% 2008                                                    13,315        13,262
 Series 1997-4, 6.881% 2010                                                     6,500         6,330      .10
GMAC Commercial Mortgage Securities, Inc.,                                     20,750        19,378      .10
 Series 1997-C2, Class E, 7.624% 2011
L.A. Arena Funding, LLC, Series 1, Class A,                                    18,250        18,636      .10
 7.656% 2026 (4)
First Union-Lehman Brothers Bank of America                                    17,026        17,287      .09
 Commercial Mortgage Trust, commercial mortgage
 pass-through certificates, Series 1998-C2,
 6.28% 2035
Deutsche Mortgage & Asset Receiving Corp.,                                     16,017        16,194      .09
 Series 1998-C1, Class A-1,  6.22% 2031
SMA Finance Co., Inc., Series 1998-C1, Class A1,                               15,449        15,640      .08
 6.27% 2005 (4)
Metris Master Trust:  (4)(8)
 Series 1998-1A, Class C, 7.536% 2005                                           5,000         4,933
 Series 1997-2, Class C, 6.886% 2006                                           10,000         9,951      .08
AmSouth Auto Trust, Series 2000-1, Class C,                                    14,260        14,675      .08
 7.44% 2007
Santa Barbara Bank & Trust Automobile Loan                                     13,434        13,486      .07
 Securitization Corp., Series 2000-A, Class A,
 6.13% 2007 (4)
Ford Credit Auto Owner Trust:
 Series 1998-B, Class C, 6.40% 2002                                            10,000        10,053
 Series 1999-B, Class C, 6.65% 2003                                             3,000         3,023      .07
Gramercy Place Insurance Ltd., Series 1998-A,                                  12,805        12,801      .07
 Class C-2, 8.95% 2002 (4)
PRIME Capital Hurricane Ltd. 12.964 2004 (4) (8)                               12,500        12,375      .07
Structured Asset Securities Corp., pass-through
 certificates: (8)
 Series 1998-RF2, Class A, 8.523% 2027 (4)                                      1,853         1,966
 Series 1998-RF1, Class A, 8.657% 2027 (4)                                      1,432         1,526
 Series 1999-BC1, Class M2, 7.948% 2029                                         7,500         7,587      .06
Team Fleet Financing Corp.: (4)
 Series 1999-2A, Class D, 6.864% 2002  (8)                                      3,000         2,966
 Series 1999-3A, Class D, 7.60% 2003                                            7,000         7,009      .05
Mediterranean Re PLC 12.601% 2005 (4)  (8)                                      9,000         8,978      .05
Capital One Secured Note Trust, Series 1999-2,                                  6,250         6,262
 6.483% 2005 (4) (8)
Capital One Master Trust, Series 1999-1,                                        2,500         2,522      .05
 Class C, 6.60% 2007 (4)
Morgan Stanley Capital I Inc., Series 1998-WF2,                                 8,294         8,446      .04
 Class A-1, 6.34% 2030
NeHi, Inc., Series 2000-A, 11.379% 2003 (4) (8)                                 8,000         8,150      .04
Fleet Credit Card Master Trust II, Series 1999-A,                               8,000         8,018      .04
 Class C, floating-rate asset-backed interests,
 7.66% 2004 (4)(8)
First Nationwide, Series 1999-2, Class 1PA1,                                    7,854         7,743      .04
 6.50% 2029
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                 7,364         7,390      .04
 Class A-6, 6.95% 2015
Resolution Trust Corp., pass-through certificates,                              7,195         7,267      .04
 Series 1995-1, Class A-1, 7.12% 2028
GE Capital Mortgage Services, Inc.,                                             7,562         7,266      .04
 Series 1994-9, Class A9, 6.50% 2024
Chase Commercial Mortgage Securities Corp.,                                     7,010         7,124      .04
 Series 1998-1, Class A1, 6.34% 2030
Morgan Stanley Capital I, Inc., Series 1995-GAL1,                               6,466         6,786      .04
 Class A-2, 7.50% 2005 (4)
PNC Mortgage Securities Corp., Series 1998-10,                                  6,825         6,525      .03
 Class 1-B1, 6.50% 2028 (4)
First Union Commercial Mortgage Trust,                                          7,000         6,482      .03
 Series 1999-C1, Class E, 6.973% 2035 (8)
H. S. Receivables Corp., Series 1999-1, Class A,                                5,938         6,002      .03
 8.13% 2004 (4)
Bear Stearns Commercial Mortgage Securities Inc.,                              87,651         5,516      .03
 Series 1999-C1, Class X, interest only,
 1.182% 2031 (8)
EQCC Home Equity Loan Trust, asset-backed                                       5,000         5,115      .03
 certificates, Series 1999-3, Class A-3F,
 7.067% 2024
Government Lease Trust, Series 1999-C1A,                                        6,687         4,968      .03
 Class B3, 4.00% 2011 (4)
Nationslink Funding Corp., Series 1999-1,                                       5,000         4,943      .03
 Class D, 7.10% 2031 (8)
Metropolitan Asset Funding, Inc., Series 1998-A,                                4,669         4,465      .02
 Class B1, 7.728% 2014 (4)
DLJ Mortgage Acceptance Corp., Series 1997-CF1,                                 3,907         4,050      .02
 Class A1A, 7.40% 2006 (4)
Providian Master Trust, Series 2000-1, Class C,                                 4,000         4,007      .02
 7.86% 2009 (4) (8)
Nebhelp Trust, Student Loan Interest Margin                                     3,892         3,956      .02
 Securities, Series 1998-1, Class A, 6.68% 2016(4)
Residential Funding Mortgage Securities I, Inc.,                                3,899         3,814      .02
 Series 1998-S17, Class M-1, 6.75% 2028
Grupo Financiero Banamex Accival, SA de CV                                      3,660         3,364      .02
 0% 2002 (4)
NPF XII, Inc., Series 1999-3, Class B,                                          3,000         2,999      .02
 7.566% 2003 (4)  (8)
Financial Asset Securitization, Inc., Series                                    2,497         2,553      .01
 1997-NAM1, Class B1, 7.75% 2027
Rental Car Finance Corp., Series 1999-1A,                                       2,500         2,548      .01
 Class D, 7.10% 2007 (4)
Chevy Chase Master Credit Card Trust II,                                        2,000         1,996      .01
 Series 1996-C, Class A, 6.85% 2007 (8)
Chase Manhattan Bank, NA, Series 1993-I,                                        1,281         1,293      .01
 Class 2A5, 7.25% 2024
                                                                                            710,787     3.77


Federal Agency Obligations: Mortgage
 Pass-Throughs  (9)  -  1.65%
Government National Mortgage Assn.:
 6.00% 2029                                                                    47,292        46,450
 7.00% 2022-2029                                                               38,807        39,390
 7.50% 2017-2030                                                               118514        121586
 8.00% 2017-2023                                                                11632         12026
 8.50% 2017-2021                                                                 3290          3432
 9.00% 2016                                                                       458           480
 9.50% 2009-2021                                                                4,852         5,084
 10.00% 2020-2025                                                              35,150        38,568     1.42
Fannie Mae:
 7.00% 2031                                                                    17,500        17,686
 7.50% 2023                                                                     2,605         2,679
 8.00% 2024                                                                     2,239         2,328
 8.50% 2030                                                                     2,324         2,422
 9.00% 2010                                                                     1,779         1,873
 9.50% 2022                                                                     2,969         3,162
 10.00% 2018-2025                                                               5,708         6,260      .19
Freddie Mac:
 8.50% 2008-2010                                                                 3194          3311
 9.00% 2007                                                                     2,219         2,297
 11.00% 2018                                                                    2,134         2,391      .04
                                                                                            311,425     1.65


Federal Agency Obligations: Collateralized
 Mortgage Obligations  (9)  - 0.16%
Fannie Mae:
 Series 1996-4, Class ZA, 6.50% 2022                                            7,286         7,243
 Series 1994-4, Class ZA, 6.50% 2024                                            6,171         5,976
 Series 2001-4, Class Y, 10.00% 2031                                            8,000         8,632
 Series 2001-4, Class X, 11.673% 2031                                             650           741      .12
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                                1,215         1,283
 Series 1673, Class SA, 3.464% 2024 (8) (10)                                    6,000         3,591
 Series 2289, Class Y, 10.88% 2028                                              2,048         2,275      .04
                                                                                             29,741      .16


Other Federal Agency Obligations (9) - 0.15%
Fannie Mae: Medium-Term Note, 6.75% 2028                                       30,000        28,467      .15


Governments & Governmental Authorities
 (excluding U.S.)  -  0.59%
United Mexican States Government Eurobonds:
 Global:
  8.625% 2008                                                                   1,430         1,461
  11.375% 2016                                                                 13,100        15,524
  11.50% 2026                                                                  10,800        13,306
 Series C, 0% 2003 (2)                                                          2,307             0
 Series A, 6.25% 2019                                                           3,080         2,852
 Units, Series C, 7.523% 2019 (8)                                               1,500         1,515      .19
Panama (Republic of):
 Interest Reduction Bonds 4.50% 2014(8)                                           800           670
 10.75% 2020                                                                    1,250         1,259
 8.875% 2027                                                                   16,500        14,231
 9.375% 2029                                                                    5,000         5,013      .11
Turkey (Republic of) 12.375% 2009                                              11,750        11,735      .06
Philippines (Republic of) 8.875% 2008                                          11,000        10,093      .05
Ontario (Province of) 5.50% 2008                                               10,000         9,784      .05
Brazil (Federal Republic of):
 10.25% 2006                                                                      750           761
 7.688% 2009 (8)                                                                  750           666
 Debt Conversion Bonds: (8)
  Series L, 7.688% 2012                                                         3,750         2,890
  Bearer, Series L, 7.688% 2012                                                 5,000         3,853
 Bearer 8.00% 2014  (5)                                                         1,077           881      .05
Poland (Republic of), Past Due Interest Bond,                                   9,000         8,839      .05
 Bearer 6.00% 2014 (8)
Venezuela (Republic of) Eurobonds, 7.375%                                       4,833         4,108      .02
 2007 (8)
Argentina (Republic of) Eurobonds, 6.00%                                        2,460         1,777      .01
 2023 (8)
                                                                                            111,218      .59


U.S. Treasury Obligations  -  2.43%
 6.625% May 2002                                                                6,000         6,143      .03
 6.25% August 2002                                                             45,000        46,020      .24
 6.375% August 2002                                                            10,000        10,245      .05
 5.25% May 2004                                                                15,000        15,192      .08
 7.00% July 2006                                                               18,293        20,031      .11
 3.625% January 2007  (11)                                                     33,241        33,230      .18
 0% August 2007 STRIP                                                          12,200         8,755      .05
 3.375% January 2008  (11)                                                     71,427        70,834      .37
 5.50% May 2009                                                                 7,000         7,162      .04
 10.00% May 2010                                                               35,500        42,079      .22
 0% February 2015 STRIP                                                        11,620         5,293      .03
 8.875% August 2017                                                           137,775       186,556      .99
 6.125% November 2027                                                           5,000         5,339      .03
 5.25% February 2029                                                            2,075         1,972      .01
                                                                                            458,851     2.43


TOTAL BONDS & NOTES  (cost: $5,385,194,000)                                               5,004,876    26.53




                                                                           Principal        Market  Percent
                                                                              Amount         Value   of Net
SHORT-TERM SECURITIES                                                           (000)         (000)  Assets

CORPORATE SHORT-TERM NOTES  -  8.25%
Ciesco LP 6.40%-6.50% due 2/14-2/20/2001                                       52,850        52,692
Corporate Asset Funding Co. Inc. 5.56%-6.47%                                   46,200        46,080      .52
due 2/01-3/7/2001 (4)
General Electric Capital Corp. 5.47%-5.59%                                     85,300        84,532      .45
 due 3/21-4/10/2001
General Motors Acceptance Corp. 5.65%-6.48%                                    83,600        83,244      .44
 due 2/8-3/19/2001
CIT Group, Inc. 5.63%-6.47% due 2/7-3/12/2001                                  83,500        83,111      .44
BellSouth Capital Funding Corp. 6.40%                                          50,000        49,806
 due 2/22/2001 (4)
BellSouth Telecommunications, Inc. 6.43%                                       30,500        30,473      .43
 due 2/5/2001
Park Avenue Receivables Corp. 5.85%-6.48%                                      75,000        74,810      .40
 due 2/6-2/20/2001 (4)
Monsanto Co. 6.48%-6.50% due 2/21-3/1/2001 (4)                                 70,355        70,045      .37
SBC Communications Inc.5.60%-6.49% due                                         69,245        69,018      .37
 2/5-3/2/2001 (4)
Verizon Network Funding Co. 5.47%-6.50%                                        68,836        68,454      .36
 due 2/23-3/30/2001
Preferred Receivables Funding Corp. 5.70%-6.47%                                67,600        67,385      .36
 due 2/12-3/8/2001 (4)
Motiva Enterprises LLC 6.24% due 3/9/2001                                      40,000        39,768
Equilon Enterprises LLC 6.50% due 2/12/2001                                    18,500        18,460      .31
Household Finance Corp. 5.45%-6.50% due                                        56,000        55,644      .29
 2/13-3/26/2001
Marsh USA Inc. 5.87%-6.45% due 2/2-2/16/2001 (4)                               47,700        47,569      .25
Coca-Cola Co. 5.46%-5.60% due 2/23-3/8/2001                                    43,200        42,999      .23
Eastman Kodak Co. 6.45%-6.48% due 2/13-2/16/2001                               40,000        39,896      .21
AIG Funding Inc. 5.70%-6.47% due 2/12-2/20/2001                                40,000        39,889      .21
Duke Energy Corp. 6.40%-6.48% due 2/16-2/20/2001                               39,800        39,676      .21
USAA Capital Corp. 5.57%-6.48% due 2/14-2/27/2001                              36,200        36,079      .19
Ford Motor Credit Co. 5.73% due 3/5/2001                                       36,000        35,811      .19
John Hancock Capital Corp. 6.45% due 2/9/2001 (4)                              33,200        33,146      .18
E.I. du Pont de Nemours and Co. 5.57%-6.49%                                    33,010        32,957      .17
 due 2/6-2/16/2001
Wells Fargo & Co. 6.52% due 2/7/2001                                           31,500        31,461      .17
Scripps (E.W.) Co. 6.50% due 2/15-2/28/2001 (4)                                31,300        31,175      .16
General Dynamics Corp. 5.42%-6.49% due                                         30,000        29,752      .16
 2/27-4/27/2001 (4)
Johnson & Johnson 6.32% due 2/20/2001 (4)                                      28,000        27,901      .15
American Express Credit Corp. 6.47% due                                        26,500        26,378      .14
 2/26/2001
Halliburton Co. 6.49% due 2/2/2001 (4)                                         25,000        24,991      .13
Emerson Electric Co. 6.45% due 2/6/2001 (4)                                    25,000        24,973      .13
International Lease Finance Corp. 6.48%                                        25,000        24,946      .13
 due 2/12/2001
Gannett Co., Inc. 6.38% due 2/9/2001 (4)                                       23,500        23,462      .12
Anheuser-Busch Cos. Inc., 6.44% due 2/26/2001                                  22,000        21,899      .12
Kimberly-Clark Corp. 6.49% due 2/9/2001 (4)                                    20,000        19,968      .11
Tribune Co. 6.51% due 2/12/2001 (4)                                            15,600        15,566      .08
Colgate-Palmolive Co. 6.20% due 3/8/2001 (4)                                   13,400        13,325      .07
                                                                                          1,557,341     8.25

FEDERAL AGENCY SHORT-TERM OBLIGATIONS  -  2.91%
Fannie Mae 5.12%-6.42% due 2/9-6/28/2001                                      191,481       189,858     1.01
Freddie Mac 5.30%-6.425% due 2/1-4/26/2001                                    276,582       275,037     1.46
Federal Home Loan Banks 5.45%-6.39% due                                        84,500        84,053      .44
 2/2-3/28/2001
                                                                                            548,948     2.91

TOTAL SHORT-TERM SECURITIES (cost: $2,106,070,000)                                        2,106,289    11.16
TOTAL INVESTMENT SECURITIES (cost:$17,515,096,000)                                       18,854,904    99.93
Excess of cash and receivables over payables                                                 14,034      .07
NET ASSETS                                                                              $18,868,938   100.00


(1) Non-income-producing security.
(2) Valued under procedures established by the Board of Directors.
(3) The fund owns 5.13%, 5.02% and 10.73% of the
 outstanding voting securities
 of R.J. Reynolds Tobacco Holdings, PACCAR and Wilshire Financial Services Group, respectively, and thus is considered an affiliate as defined in the Investment Company Act of 1940.
(4) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Company not making interest payments;
 bankruptcy proceedings pending.
(7) Step Bond; coupon rate will increase at a later date.
(8) Coupon rate may change periodically.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturities are
 shorter than the stated maturities.
(10) Inverse floater, which is a floating-rate note whose interest rate moves in the opposite direction of prevailing interest rates.
(11) Index-linked bond whose principal amount moves with a government retail price index.


ADR = American Depositary Receipts

See Notes to Financial Statements

THE INCOME FUND OF AMERICA
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                    (Unaudited)
at January 31, 2001                                                (dollars in  thousands)
Assets:
Investment securities at market
 (cost: $17,515,096)                                                                   $18,854,904
Cash                                                                                           632
Receivables for--
 Sales of investments                                                 $ 47,719
 Sales of fund's shares                                                 21,763
 Dividends and accrued interest                                        110,679
 Other                                                                     638             180,799
                                                                                        19,036,335
Liabilities:
Payables for--
 Purchases of investments                                              103,917
 Repurchases of fund's shares                                           50,244
 Management services                                                     4,064
 Other expenses                                                          9,172             167,397
Net Assets at January 31, 2001                                                         $18,868,938

 Total authorized capital stock -
 3,000,000,000 shares
Class A shares, $.001 par value
 Net Assets                                                                            $18,784,152
 Shares outstanding                                                                  1,156,559,660
 Net asset value per share                                                                  $16.24
Class B shares, $.001 par value
 Net Assets                                                                              $  84,786
 Shares outstanding                                                                      5,235,870
 Net asset value per share                                                                  $16.19



STATEMENT OF OPERATIONS
for the six months ended January 31, 2001                          (dollars in  thousands)
Investment Income:
Income:
 Dividends                                                            $240,470
 Interest                                                              304,771            $545,241

Expenses:
 Management services fee                                                26,834
 Distribution expenses - Class A                                        22,046
 Distribution expenses - Class B                                           263
 Transfer agent fee - Class A                                            5,966
 Transfer agent fee - Class B                                               20
 Reports to shareholders                                                    60
 Registration statement and prospectus                                     106
 Postage, stationery and supplies                                          940
 Directors' fees                                                            43
 Auditing and legal fees                                                    58
 Custodian fee                                                             489
 Taxes other than federal income tax                                         1              56,826
 Net investment income                                                                     488,415

Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss                                                                          (38,101)
Net unrealized appreciation on investments                                               1,523,939
 Net realized loss and
  unrealized appreciation
  on investments                                                                         1,485,838
Net Increase in Net Assets Resulting
 from Operations                                                                        $1,974,253





STATEMENT OF CHANGES IN NET ASSETS                                 (dollars in  thousands)

                                                              Six months ended          Year ended
                                                                   January 31,            July 31,
                                                                         2001*                 2000
Operations:
Net investment income                                                 $488,415          $1,116,467
Net realized (loss) gain on investments                                (38,101)            781,307
Net unrealized appreciation
 (depreciation) on investments                                       1,523,940          (2,461,585)
 Net increase (decrease) in net assets
  resulting from operations                                          1,974,254            (563,811)
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                             (455,251)         (1,091,155)
  Class B                                                               (1,127)               (238)
Distributions from net realized gains
on investments
  Class A                                                             (540,211)         (1,033,505)
  Class B                                                               (1,851)
Total Dividends and Distributions                                     (998,440)         (2,124,898)

Capital Share Transactions:
 Proceeds from shares sold                                             728,214           1,598,045
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on                                892,268           1,893,382
  investments
 Cost of shares repurchased                                         (1,858,387)         (5,683,519)
 Net decrease in net assets resulting from                            (237,905)         (2,192,092)
  capital share transactions
Total Increase (Decrease) in Net Assets                                737,909          (4,880,801)

Net Assets:
Beginning of period                                                 18,131,029          23,011,830
End of period (including
 undistributed net investment
 income: $267,616 and $234,999,
 respectively)                                                     $18,868,938         $18,131,029

*Unaudited

See Notes to Financial Statements

                   NOTES TO FINANCIAL STATEMENTS  (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares after eight years. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality, and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
funds started after June 30, 1998

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, certain transfer agent fees and any other applicable class-specific expenses are accrued daily and charged to the respective share class.

NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended January 31, 2001, such non-U.S. taxes were $2,780,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, and other receivables and payables, on a book and tax basis, were $4,293,000 for the six months ended January 31, 2001.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of January 31, 2001, net unrealized appreciation on investments for federal income tax purposes aggregated $1,338,285,000; $2,616,244,000 related to appreciated securities and $1,277,959,000 related to depreciated securities. During the six months ended January 31, 2001, the fund realized, on a tax basis, a net capital loss of $34,388,000 on securities transactions. Net losses related to non-U.S. currency and other transactions of $3,713,000 will be treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $17,516,619,000 at January 31, 2001.

FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $26,834,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

Net Asset Level (in billions)
Rate;
In Excess of;
Up to
0.25%    $0.0   $0.5
0.23      0.5    1.0
0.21      1.0    1.5
0.19      1.5    2.5
0.17      2.5    4.0
0.16      4.0    6.5
0.15      6.5   10.5
0.144    10.5   13.0
0.141    13.0   17.0
0.138    17.0   21.0
0.135    21.0   27.0
0.133    27.0   34.0
0.131    34.0   44.0
0.129    44.0



The agreement also provides for fees based on 2.25% of the fund's monthly gross investment income. As of January 31, 2001, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $7,066,000 and $64,000, respectively.

DISTRIBUTION EXPENSES - American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,756,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the six-month period ended January 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations. The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Directors. The plans provide for aggregate annual expense limits of 0.25% of net assets for Class A shares, and 1.00% of net assets for Class B shares. For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the fund's overall 0.25% annual expense limit is not exceeded. During the six months ended January 31, 2001, aggregate distribution expenses were $22,046,000 or 0.24% of net assets attributable to Class A shares. For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions.
Also included are service fees of 0.25% per annum.   These fees are paid to AFD
to compensate AFD for paying service fees to qualified dealers. During the six months ended January 31, 2001, aggregate distribution expenses were $263,000, or 1.00% of net assets attributable to Class B shares.
TRANSFER AGENT FEE - A fee of $5,986,000 was incurred during the six months ended January 31, 2001, pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the fund.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 2001, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $903,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,479,265,000 and $4,776,648,000, respectively, during the six months ended January 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the six months ended January 31, 2001, the custodian fee of $489,000 includes $208,000 that was paid by these credits rather than in cash.

As of January 31, 2001, net assets consisted of the following:



                                                       dollars in thousands
Capital paid in on shares of capital stock                   $17,305,869
Undistributed net investment income                              267,616
Accumulated net realized loss                                    (44,362)
Net unrealized appreciation                                    1,339,815
Net assets                                                   $18,868,938

Capital share transactions in the fund were as follows:

                                                                Six months ended      January 31, 2001
                                                                    Amount (000)               Shares
Class A Shares:
  Sold                                                            $      675,324           42,736,285
  Reinvestment of dividends and distributions                            889,590           57,877,342
  Repurchased                                                         (1,855,880)        (117,511,167)
   Net decrease in Class A                                              (290,966)         (16,897,540)
Class B Shares:*
  Sold                                                                    52,890            3,354,836
  Reinvestment of dividends and distributions                              2,678              175,058
  Repurchased                                                             (2,507)            (159,224)
   Net  increase in Class B                                               53,061            3,370,670
Total net decrease in fund                                        $     (237,905)         (13,526,870)





                                                                      Year ended         July 31, 2000
                                                                    Amount (000)               Shares

Class A Shares:                                                   $    1,568,830           97,712,045
  Sold                                                                 1,893,179          121,733,105
  Reinvestment of dividends and distributions                         (5,682,984)        (360,461,678)
  Repurchased                                                         (2,220,975)        (141,016,528)
   Net decrease in Class A
Class B Shares:*                                                          29,215            1,886,538
  Sold                                                                       203               13,113
  Reinvestment of dividends and distributions                               (535)             (34,451)
  Repurchased                                                             28,883            1,865,200
   Net  increase in Class B                                       $   (2,192,092)        (139,151,328)
Total net decrease in fund


* Class B shares were not offered before March 15, 2000.

PER-SHARE DATA AND RATIOS (1)
                                                                                   Net
                                        Net asset                         gains(losses)
                                            value,             Net        on securities   Total from
                                         beginning       investment      (both realized    investment
Period ended                             of period           income     and unrealized)    operations
Class A:
 1/31/2001                                   $15.43        $.42 (2)           $1.27 (2)          $1.69
2000                                          17.51         .88 (2)          (1.28) (2)          (.40)
1999                                          18.25              .88                 .45          1.33
1998                                          18.59              .85                1.11          1.96
1997                                          15.89              .86                3.55          4.41
1996                                          14.92              .87                1.11          1.98
Class B:
 1/31/2001                                    15.39         .36 (2)            1.27 (2)           1.63
2000                                          14.93         .24 (2)             .41 (2)            .65





                                         Dividends
                                        (from net     Distributions                        Net asset
                                        investment    (from capital               Total    value, end
Period ended                               income)           gains)       distributions     of period
Class A:
 1/31/2001                                   $(.40)           $(.48)              $(.88)        $16.24
2000                                          (.87)            (.81)              (1.68)         15.43
1999                                          (.88)           (1.19)              (2.07)         17.51
1998                                          (.82)           (1.48)              (2.30)         18.25
1997                                          (.90)            (.81)              (1.71)         18.59
1996                                          (.83)            (.18)              (1.01)         15.89
Class B:
 1/31/2001                                    (.35)            (.48)               (.83)         16.19
2000                                          (.19)                                (.19)         15.39




                                                                              Ratio of
                                                        Net assets,            expenses
                                            Total     end of period          to average
Period ended                                return    (in millions)          net assets
Class A:
 1/31/2001                                   11.33%         $18,784             .62% (3)
2000                                         (2.08)           18,102                 .63
1999                                           7.79           23,012                 .59
1998                                          11.32           22,113                 .59
1997                                          29.28           18,814                 .61
1996                                          13.46           14,459                 .62
Class B:
 1/31/2001                                    10.95               85           1.38 (3)
2000                                           4.33               29           1.38 (3)




                                         Ratio of
                                        net income        Portfolio
                                        to average         turnover
Period ended                            net assets             rate
Class A:
 1/31/2001                               5.36% (3)       21.07% (4)
2000                                           5.52            34.73
1999                                           4.99            44.35
1998                                           4.75            34.68
1997                                           5.09            40.92
1996                                           5.56            37.77
Class B:
 1/31/2001                                4.37 (3)        21.07 (4)
2000                                      4.57 (3)             34.73


(1) The periods 1996 through 2000, for Class A shares, represent fiscal years ended July 31. Class B shares were not offered before March 15, 2000. The periods ended 2001 represent the six-month period ended January 31, 2001 (unaudited). Total returns for the six-month periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate (equivalent for all share classes) for the six months ended January 31, 2001.


CLASS B SHARE RESULTS

TOTAL RETURN                                                          LIFETIME*

 reflecting 5% maximum contingent deferred sales charge (CDSD)        +8.68%
 payable only if shares are sold
 not reflecting CDSC                                                  +13.68%

*From March 15 through December 31, 2000. Results are not annualized.



[The American Funds Group(r)]

The Income Fund of America

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, California 94120-7650

Investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2001, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BAG/GRS/5000
Lit. No. IFA-013-0301